SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property, Plant and Equipment Stated at Cost Less Accumulated Depreciation) (Details)	12 Months Ended
Dec. 31, 2021
Plant and machinery [Member] | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	3 years
Plant and machinery [Member] | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	3 years
Office equipment [Member] | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	25 years